Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000092805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000163729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	16.21%	15.94%	12.42%
C000089477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	11.33%	15.42%	12.42%
C000089479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000019944
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000163725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	23.33%	9.92%	12.66%
C000019942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	18.11%	9.03%	12.46%
C000019943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000163727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089282
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	17.09%	16.52%	11.55%
C000089281
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	12.24%	16.03%	11.57%
C000089285
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000092779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000120071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000092781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	22.07%	12.50%	13.28%
C000092780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	16.91%	12.04%	13.30%
C000092782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000120086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089288
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	29.78%	12.35%	13.17%
C000089286
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	24.14%	11.88%	13.20%
C000089291
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000120088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089436
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	8.13%	12.96%	8.93%
C000089434
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	3.62%	12.42%	8.92%
C000092797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
Without Sales Load [Member] | C000092805
Average Annual Return [Line Items]
Average Annual Return, Percent	18.50%	17.21%	13.49%
Without Sales Load [Member] | C000163729
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	17.29%	13.57%
Without Sales Load [Member] | C000089478
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%	15.94%	12.42%
Without Sales Load [Member] | C000089477
Average Annual Return [Line Items]
Average Annual Return, Percent	18.12%	16.80%	13.09%
Without Sales Load [Member] | C000089479
Average Annual Return [Line Items]
Average Annual Return, Percent	18.22%	16.92%	13.21%
Without Sales Load [Member] | C000019944
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%	10.75%	13.57%
Without Sales Load [Member] | C000163725
Average Annual Return [Line Items]
Average Annual Return, Percent	25.87%	10.80%	13.63%
Without Sales Load [Member] | C000019941
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	9.92%	12.66%
Without Sales Load [Member] | C000019942
Average Annual Return [Line Items]
Average Annual Return, Percent	25.33%	10.33%	13.13%
Without Sales Load [Member] | C000019943
Average Annual Return [Line Items]
Average Annual Return, Percent	25.55%	10.52%	13.33%
Without Sales Load [Member] | C000089284
Average Annual Return [Line Items]
Average Annual Return, Percent	19.54%	17.87%	12.68%
Without Sales Load [Member] | C000163727
Average Annual Return [Line Items]
Average Annual Return, Percent	19.50%	17.89%	13.03%
Without Sales Load [Member] | C000089282
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	16.52%	11.55%
Without Sales Load [Member] | C000089281
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%	17.42%	12.23%
Without Sales Load [Member] | C000089285
Average Annual Return [Line Items]
Average Annual Return, Percent	19.16%	17.52%	12.35%
Without Sales Load [Member] | C000092779
Average Annual Return [Line Items]
Average Annual Return, Percent	24.36%	13.71%	14.32%
Without Sales Load [Member] | C000120071
Average Annual Return [Line Items]
Average Annual Return, Percent	24.49%	13.82%	14.44%
Without Sales Load [Member] | C000092781
Average Annual Return [Line Items]
Average Annual Return, Percent	23.07%	12.50%	13.28%
Without Sales Load [Member] | C000092780
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%	13.38%	13.97%
Without Sales Load [Member] | C000092782
Average Annual Return [Line Items]
Average Annual Return, Percent	24.09%	13.48%	14.09%
Without Sales Load [Member] | C000089290
Average Annual Return [Line Items]
Average Annual Return, Percent	32.15%	13.67%	14.33%
Without Sales Load [Member] | C000120086
Average Annual Return [Line Items]
Average Annual Return, Percent	32.22%	13.71%	14.39%
Without Sales Load [Member] | C000089288
Average Annual Return [Line Items]
Average Annual Return, Percent	30.78%	12.35%	13.17%
Without Sales Load [Member] | C000089286
Average Annual Return [Line Items]
Average Annual Return, Percent	31.67%	13.21%	13.87%
Without Sales Load [Member] | C000089291
Average Annual Return [Line Items]
Average Annual Return, Percent	31.75%	13.31%	13.98%
Without Sales Load [Member] | C000120088
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%	14.27%	10.14%
Without Sales Load [Member] | C000089437
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%	14.19%	10.00%
Without Sales Load [Member] | C000089436
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%	12.96%	8.93%
Without Sales Load [Member] | C000089434
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	13.76%	9.57%
Without Sales Load [Member] | C000092797
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	13.96%	9.75%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
ALLSPRING Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.86%	16.73%	16.45%
ALLSPRING Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.86%	16.73%	16.45%
ALLSPRING Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.86%	16.73%	16.45%
ALLSPRING Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.86%	16.73%	16.45%
ALLSPRING Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.86%	16.73%	16.45%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.85%	17.29%	17.07%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.79%	13.18%	9.20%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.79%	13.18%	9.20%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.79%	13.18%	9.20%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.79%	13.18%	9.20%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.79%	13.18%	9.20%